Commitments and contingencies (Details) $ in Thousands, $ in Thousands	Apr. 25, 2018 $ / $	Dec. 31, 2017 $ / $	Dec. 31, 2017 Q / $	Dec. 31, 2017 ₡ / $	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 $ / $	Dec. 31, 2016 Q / $	Dec. 31, 2016 ₡ / $
Commitments and contingencies
2018					$ 76,194	$ 1,503,719
2019					130,013	2,565,859
2020					101,585	2,004,821
2021					145,683	2,875,112
2022					669,902	13,220,784
Total committed expenditures					$ 1,123,377	$ 22,170,295
Exchange rate	18.8628	19.7354	7.3448	572.5600			20.6640	7.5221	561.1000